Income Taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Income Taxes (Details) [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 3,901		$ 973,712
Effect income tax rates per share	$ 0.04	$ 0.06
HONG KONG
Income Taxes (Details) [Line Items]
Income tax rate	17.50%
CHINA
Income Taxes (Details) [Line Items]
Income tax exemption related, description	the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. Starting from the year ended December 31, 2018, Hengpu qualified as a High-technology Company and is subject to a favorable income tax rate of 15%. Hengpu’s High-technology certificate is valid for three years starting from November 2018 and subject to renewal. Starting from the year ended December 31, 2020, Fintech was recognized as a High-technology Company by the Chinese government and is subject to a favorable income tax rate of 15% for three years. In accordance with the implementation rules of the Income Tax Law of the PRC, for the enterprises newly established in the Horgos Development Zone within the scope of "preferential catalogue of income tax for key industries encouraged to develop in Xinjiang's difficult areas", the enterprise income tax shall be exempt for five years from the tax year of the first production and operations income. Khorgos is established in the Horgos Development Zone and its income tax is eligible to be exempt for five years starting from the year ended December 31, 2019. Nisun Gold, Fintech, Ningbo, Fintech Shanxi, Fintech Mongolia, Fintech Shandong, Fintech Jiangxi, and Fintech JX are subject to a favorable income tax rate of 2.5% due to being small-scale taxpayers. The remaining Group’s subsidiaries, VIEs and VIEs’ subsidiaries from the financial services business are subject to corporate income tax at the PRC unified rate of 25%.